As filed with the U.S. Securities and Exchange Commission on 9/6/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23196

StrongVest ETF Trust
(Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100

Mooresville, NC 28117
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

704-994-8294

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Updated July 14, 2017

EX.99.IND.PUB.ACCT

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

CWA Income ETF

Ticker: CWAI

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

StrongVest ETF Trust

StrongVest ETF Trust

Portfolio Allocation

As of June 30, 2019 (Unaudited)

Sector	Percentage of Net Assets
Financial	21.5%
U.S. Treasury Bills	20.3
Consumer Cyclical	11.4
Consumer Non-cyclical	11.2
Energy	9.8
Industrial	8.5
Communications	7.3
Basic Materials	4.6
U.S. Treasury Bonds	2.2
Utilities	0.5
Technology	0.2
Money Market Funds	1.8
Other Assets in Excess of Liabilities	0.7
Total	100.0%

StrongVest ETF Trust

Expense Example

For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of CWA Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 - June 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

CWA Income ETF
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$1,088.70	$3.88	0.75%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the current period.

StrongVest ETF Trust

CWA Income ETF

Schedule of Investments

June 30, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 3.5%
Agriculture — 0.3%
303	Altria Group, Inc.	$14,347
144	Philip Morris International, Inc.	11,308
		25,655
Computers — 0.2%
134	International Business Machines Corporation	18,479
Electric — 0.5%
218	Duke Energy Corporation	19,237
386	Southern Company	21,338
		40,575
Electronics — 0.4%
358	Garmin Ltd.	28,568
Oil & Gas — 0.9%
505	BP PLC — ADR	21,059
212	Chevron Corporation	26,381
254	Exxon Mobil Corporation	19,464
		66,904
Pharmaceuticals — 0.3%
476	Pfizer, Inc.	20,620
Telecommunications — 0.7%
590	Cisco Systems, Inc.	32,291
418	Verizon Communications, Inc.	23,880
		56,171
Transportation — 0.2%
1,520	Ship Finance International Ltd.	19,015
TOTAL COMMON STOCKS (Cost $244,466)		275,987

Principal Amount
CORPORATE BONDS — 71.3%
Banks — 5.0%
$193,000	JPMorgan Chase & Company
	05/01/2023, 3.375%	198,571
184,000	Wells Fargo & Company
	08/15/2023, 4.125%	194,454
		393,025
Principal Amount	Security Description	Value
Chemicals — 2.3%
$176,000	Praxair, Inc.
	02/05/2025, 2.650%	$179,338
Cosmetics/Personal Care — 2.4%
180,000	Unilever Capital Corporation
	07/30/2025, 3.100%	186,731
Diversified Financial Services — 7.7%
201,000	CME Group, Inc.
	09/15/2043, 5.300%	257,617
	Eaton Vance Corporation
106,000	06/15/2023, 3.625%	110,398
52,000	04/06/2027, 3.500%	53,816
167,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	177,808
		599,639
Electronics — 3.0%
223,000	Jabil, Inc.
	09/15/2022, 4.700%	233,358
Food — 2.1%
161,000	McCormick & Company, Inc.
	11/15/2025, 3.250%	161,997
Home Builders — 1.8%
137,000	NVR, Inc.
	09/15/2022, 3.950%	142,298
Household Products/Wares — 1.2%
90,000	Spectrum Brands, Inc.
	11/15/2022, 6.625%	92,385
Insurance — 8.6%
118,000	Berkshire Hathaway, Inc.
	03/15/2023, 2.750%	119,987
176,000	Chubb Corporation
	05/15/2038, 6.500%	250,380
141,000	First American Financial Corporation
	02/01/2023, 4.300%	146,066
131,000	GEICO Corporation
	07/15/2023, 7.350%	155,047
		671,480

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

CWA Income ETF

Schedule of Investments

June 30, 2019 (Unaudited) (Continued)

Principal Amount	Security Description	Value
Internet — 1.6%
	Google LLC
$72,000	05/19/2021, 3.625%	$74,185
52,000	02/25/2024, 3.375%	54,963
		129,148
Iron/Steel — 2.3%
167,000	Nucor Corporation
	08/01/2023, 4.000%	177,015
Machinery-Diversified — 3.5%
	Rockwell Automation, Inc.
129,000	03/01/2020, 2.050%	128,679
113,000	12/01/2037, 6.250%	149,064
		277,743
Media — 1.8%
137,000	Time Warner Cable LLC
	02/01/2020, 5.000%	138,821
Oil & Gas — 6.1%
120,000	Chevron Corporation
	03/03/2020, 1.961%	119,785
	Exxon Mobil Corporation
167,000	03/15/2024, 3.176%	174,691
180,000	03/06/2025, 2.709%	183,996
		478,472
Pharmaceuticals — 5.0%
	Johnson & Johnson
124,000	09/01/2029, 6.950%	170,561
176,000	05/15/2033, 4.950%	218,353
		388,914
Pipelines — 2.8%
189,000	Kinder Morgan, Inc.
	06/01/2045, 5.550%	219,012
Retail — 9.6%
	McDonald’s Corporation
141,000	01/15/2022, 2.625%	142,607
167,000	06/10/2024, 3.250%	173,935
253,000	Murphy Oil USA, Inc.
	05/01/2027, 5.625%	264,385
163,000	Walmart, Inc.
	04/11/2023, 2.550%	165,460
		746,387
Principal Amount	Security Description	Value
Telecommunications — 3.2%
$189,000	Cisco Systems, Inc.
	01/15/2040, 5.500%	$249,579
Transportation — 1.3%
99,000	United Parcel Service of America, Inc.
	04/01/2020, 8.375%	103,469
TOTAL CORPORATE BONDS (Cost $5,419,220)		5,568,811
U.S. GOVERNMENT BONDS — 2.2%
U.S. Treasury Bonds — 2.2%
162,000	08/15/2047, 2.750%	169,107
TOTAL U.S. GOVERNMENT BONDS (Cost $158,282)		169,107

Shares
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
755	CoreCivic, Inc.	15,674
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,657)		15,674
SHORT-TERM INVESTMENTS — 22.1%
Money Market Funds — 1.8%
138,195	Fidelity Investments Money Market Government Portfolio - Class I, 2.24% (a)	138,195
U.S. Treasury Bills — 20.3%
1,592,000	09/19/2019, 0.00%	1,584,667
TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,898)		1,722,862
TOTAL INVESTMENTS — 99.3% (Cost $7,562,523)		7,752,441
Other Assets in Excess of Liabilities — 0.7%		57,763
NET ASSETS — 100.0%		$7,810,204

ADR	American Depositary Receipt
(a)	Annualized seven-day yield as of June 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

CWA Income ETF
ASSETS
Investments in Securities, at Value (a)	$7,752,441
Interest and Dividends Receivable	62,539
Total Assets	7,814,980

LIABILITIES
Management Fees Payable	4,776
Total Liabilities	4,776

NET ASSETS	$7,810,204

NET ASSETS CONSIST OF:
Paid-in Capital	$7,580,532
Total Distributable Earnings/(Accumulated Deficit)	229,672
Net Assets	$7,810,204

(a) Identified Cost:
Investments in Securities	$7,562,523

Net Asset Value:
Net Assets	$7,810,204
Shares Outstanding (b)	300,000
Net Asset Value, Offering and Redemption Price per Share	$26.03

(b)	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

Statement of Operations

Six-Months Ended June 30, 2019 (Unaudited)

CWA Income ETF
INVESTMENT INCOME
Interest	$102,347
Dividends	35,574
Total Investment Income	137,921

EXPENSES
Management Fees	29,477
Total Expenses	29,477

Net Investment Income/(Loss)	108,444

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Change in Unrealized Appreciation/(Depreciation) of:
Investments in Securities	534,910
Net Realized Gain/(Loss) of:
Investments in Securities	36,669
Net Realized and Unrealized Gain/(Loss) on Investments	571,579
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$680,023

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

CWA Income ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net Investment Income/(Loss)	$108,444	$240,329
Net Realized Gain/(Loss) on Investments	36,670	—
Change in Unrealized Appreciation/(Depreciation) of Investments	534,909	(471,640)
Net Increase/(Decrease) in Net Assets Resulting from Operations	680,023	(231,311)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total Distributions to Shareholders	(105,936)	(239,753)

CAPITAL SHARE TRANSACTIONS:
Payments for Shares Redeemed	(1,251,785)	—
Transaction Fees (Note 1)	4,041	—
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (a)	(1,247,744)	—
Net Increase/(Decrease) in Net Assets	$(673,657)	$(471,064)

NET ASSETS:
Beginning of Period	$8,483,861	$8,954,925
End of Period	$7,810,204	$8,483,861

(a)	Summary of capital share transactions is as follows:

SHARES:
Shares Redeemed	(50,000)	—
Net Increase/(Decrease)	(50,000)	—

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

CWA Income ETF

Financial Highlights

For a capital share outstanding throughout the periods

	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017 (a)
Net Asset Value, Beginning of Period	$24.24	$25.59	$25.00
Income Gain/(Loss) From Investment Operations:
Net Investment Income/(Loss) (b)	0.35	0.69	0.48
Net Realized and Unrealized Gain/(Loss) on Investments	1.78	(1.35)	0.51
Total from Investment Operations	2.13	(0.66)	0.99
Less Distributions from:
Net Investment Income	(0.35)	(0.69)	(0.46)
Net Realized Gain	—	—	(0.01)
Total Distributions	(0.35)	(0.69)	(0.47)
Capital Share Transactions:
Transaction fees (Note 1)	0.01	—	0.07
Net Asset Value, End of Period	$26.03	$24.24	$25.59

Total Return	8.87%	-2.60%	4.25	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$7,810	$8,484	$8,955
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.75%	0.75%	0.75	%(d)
Net Investment Income/(Loss) to Average Net Assets	2.76%	2.77%	2.53	%(d)

Portfolio Turnover Rate (e)	0%	0%	6	%(c)

(a)	Commencement of operations on March 29, 2017.

(b)	Calculated based on average shares outstanding during the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

StrongVest ETF Trust (the “Trust”), is a Delaware statutory trust organized on July 20, 2016, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of one series, CWA Income ETF (the “Fund”). The Fund is classified and operates as a diversified fund under the 1940 Act. The investment objective of the Fund is to seek to provide total return. The Fund commenced operations on March 29, 2017.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”) and the Fund. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, regardless of the number of Creation Units created or redeemed in the transaction. The Fund may adjust the standard fixed transaction fee from time to time. The fixed transaction fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the transaction order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash transactions, non-standard orders, or partial cash transactions of Creation Units. The variable charge is primarily designed to cover additional costs involved with buying or selling portfolio securities to satisfy a cash transaction. The Fund may determine to not charge a variable fee on certain transactions when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. For the six-months ended June 30, 2019, the Fund received variable fees in the amount of $4,041. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their NAV per share.

Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$275,987	$—	$—	$275,987
Corporate Bonds	—	5,568,811	—	5,568,811
U.S. Government Bonds	—	169,107	—	169,107
Real Estate Investment Trusts	15,674	—	—	15,674
Short-Term Investments	138,195	1,584,667	—	1,722,862
Total Investments in Securities	$429,856	$7,322,585	$—	$7,752,441

^	See Schedule of Investments for sector breakouts.

For the six-months ended June 30, 2019, the Fund did not recognize any transfers to or from Level 3.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and are included within interest income on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund intends to elect and continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six-months ended June 30, 2019, the Fund did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a monthly basis and net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share. For the fiscal year ended December 31, 2018, the Fund made no reclassifications.

I.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. On August 9, 2019 the Trust’s Board approved the liquidation of the Fund and the dissolution of the Trust. Shares of the Fund will cease trading on the Exchange as of August 30, 2019 and the Fund will liquidate its remaining assets on September 12, 2019. Subsequent to the Fund’s liquidation the Advisor will work to timely terminate the Trust.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

StrongVest Global Advisors, LLC (the “Adviser”) acts as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”), the Fund pays the Adviser a unitary fee based on the average daily net assets of the Fund at the annual rate of 0.75%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund (“Fund Expenses”), including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Adviser for providing services for the Fund.

CWA Asset Management Group, LLC (the “Sub-Adviser”) acts as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis equal to 50% of the advisory fee that the Fund pays the Adviser (net of the Fund Expenses paid by the Adviser). The Sub-Adviser is 50% owned by Fundamental Global Investors, LLC. Fundamental Global Investors, LLC is the largest shareholder of Ballantyne Strong, Inc., an affiliate of the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator (as defined below).

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Fund. The Custodian, an affiliate of USBFS, serves as the Fund’s custodian. Both USBFS and the Custodian are affiliates of the Distributor.

Certain officers and a Trustee of the Trust are affiliated with the Adviser.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-month period ended June 30, 2019, sales of securities by the Fund, excluding short-term securities and in-kind transaction, were $2,600,593. $25,619 of the sales of securities by the Fund were sales of long-term U.S. Government securities.

During the six-month period ended June 30, 2019, there were no purchases of securities by the fund, no in-kind transactions associated with creations and redemptions, and no purchases of U.S. Government securities.

StrongVest ETF Trust

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of December 31, 2018, were as follows:

Tax cost of investments	$8,754,079
Gross tax unrealized appreciation	120,891
Gross tax unrealized depreciation	(465,882)
Net tax unrealized appreciation/(depreciation)	(344,991)
Undistributed ordinary income	576
Undistributed long-term gain	—
Other accumulated gain/(loss)	—
Total distributable earnings/(accumulated deficit)	$(344,415)

At December 31, 2018, the Fund, on a tax basis, did not defer any post-October capital or late year ordinary losses. At December 31, 2018, the Fund did not have any capital loss carry forwards.

The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2018 and fiscal period ended December 31, 2017, respectively, were as follows:

2018		2017
Ordinary Income	Long-Term Gains	Ordinary Income	Long-Term Gains
$239,753	—	$133,623	—

StrongVest ETF Trust

Additional Information

June 30, 2019 (Unaudited)

FEDERAL TAX INFORMATION – SHORT-TERM CAPITAL GAIN

Qualified Dividend Income

For the taxable year ended December 31, 2018, the Fund paid qualified dividend income of 24.93%.

Dividends Received Deduction

For the taxable year ended December 31, 2018, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 20.08%.

Short-Term Capital Gain

For the taxable year ended December 31, 2018, the Fund didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.cwaetfs.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cwaetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.cwaetfs.com.

TRUSTEES AND OFFICERS

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800)-617-0004 or by assessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.cwaetfs.com.

StrongVest ETF Trust

Privacy Policy

June 30, 2019 (Unaudited)

A.	Adviser Information

The protection of confidential business information is vital to the interests and the success of the Adviser. Employees may not disclose to third parties, or use for his/her own personal benefit, any information regarding:

●	Advice by the Adviser to its Clients (which includes ETF clients);

●	Securities or other investment positions held by the Adviser or its Clients;

●	Transactions on behalf of the Adviser or its Clients;

●	The name, address or other personal identification information of Clients or investors;

●	Personal financial information of Clients or investors, such as annual income, net worth or account information;

●	Investment and trading systems, models, processes and techniques used by the Adviser;

●

Adviser business records, Client files, personnel information, financial information, Client agreements, supplier agreements, leases, software, licenses, other agreements, computer files, business plans, analyses;

●	Any other non-public information or data furnished to you by the Adviser or any Client or investor in connection with the business of the Adviser or such Client or investor; or

●	Any other information identified as or which you may otherwise be obligated to keep confidential.

The information described above is the property of the Adviser and should be kept strictly confidential. Employees may not disclose any such information to any third party without the permission of the CCO or another officer of the Adviser, except for a purpose properly related to the business of the Adviser or a Client of the Adviser (such as to a Client’s independent accountants or administrator) or as required by law.

B.	Client Information and Privacy Policy

The Adviser is required by federal regulations to adopt certain procedures designed to protect all Client confidential and nonpublic information and to safeguard personal information contained in both paper and electronic records. The following policy (the “Privacy Policy”) is designed to meet the standards set forth in the federal regulations as well as the Commonwealth of Massachusetts Standards for Protection of Personal Information (to the extent that such standards are applicable). For purposes of this Privacy Policy, the term Client includes, where appropriate, investors in Funds managed by the Adviser.

Implementation

The Adviser is committed to (i) safekeeping personal information collected from potential, current and former Clients and (ii) safeguarding against the unauthorized acquisition or use of unencrypted data or encrypted electronic data regarding each Client. The proper handling of personal information is one of the Adviser’s highest priorities.

To this end, the CCO has been designated to implement, maintain, review and revise, as necessary, a comprehensive information security program. The primary objectives for the CCO are to identify and assess any and all reasonably foreseeable internal and external risks to the security, confidentiality and/or integrity of any electronic, paper or other records containing personal information, and to evaluate and improve, where necessary, the effectiveness of current safeguards for limiting such risks.

StrongVest ETF Trust

Privacy Policy

June 30, 2019 (Unaudited) (Continued)

To this end, the Adviser

●	employs ongoing Employee training,

●	sets policy for Employees relating to the storage, access and transportation of Client records and personal information,

●	reviews the scope of security measures at least annually,

●	reasonably monitors its information systems, including for unauthorized use or access, and

●

reasonably reviews and tests electronic encryption and other elements of its computer security system (including its secure user authentication protocols, secure access control measures and system security agent software).

The Adviser reviews all contractual relationships with third party service providers engaged by the Adviser to ensure adequate protections are in place with respect to the safeguarding of personal information.

Client Information

The Adviser collects and keeps only such information that is necessary for it to provide the services requested by its Clients and to administer its Clients’ business with the Adviser. For instance, the Adviser may collect nonpublic personal information (such as name, address, social security number, assets, income, net worth, copies of financial documents and other information deemed necessary to evaluate the Client’s financial needs) from Clients when they complete a subscription or other form. The Adviser may also collect nonpublic personal information from Clients or potential Clients as a result of transactions with the Adviser, its affiliates, its Clients or others (such information to include information received from outside vendors to complete transactions or to effect financial goals).

Sharing Information

The Adviser only shares the nonpublic personal information of its Clients with unaffiliated entities or individuals (i) as permitted by law and as required to provide services to the Adviser’s Clients, such as with representatives within our Adviser, securities clearing firms, ETF administrators, custodians, stock exchanges, insurance companies and other services providers of the Adviser and ETFs, or (ii) to comply with legal or regulatory requirements. The Adviser may also disclose nonpublic personal information to another financial services provider in connection with the transfer of an account to such financial services provider. Further, in the normal course of business, the Adviser may disclose information it collects about Clients to entities or individuals that contract with the Adviser to perform servicing functions such as recordkeeping or computer-related services. Finally, the Adviser may make good faith disclosure of the nonpublic personal information of its Clients to regulators who have regulatory authority over the Adviser.

Companies hired to provide support services to the Adviser are not allowed to use personal information for their own purposes and are contractually obligated to maintain strict confidentiality. When the Adviser provides personal information to service providers, it requires these providers to agree to safeguard such information, to use the information only for the intended purpose and to abide by applicable law.

The Adviser does not (x) provide personally identifiable information to mailing list vendors or solicitors for any purpose or (y) sell information relating to its Clients to any outside third parties.

StrongVest ETF Trust

Privacy Policy

June 30, 2019 (Unaudited) (Continued)

Employee Access to Information

Only Employees with a valid business reason have access to Clients’ personal information. These Employees are educated on the importance of maintaining the confidentiality and security of such information and are required to abide by the Adviser’s information handling practices. The Adviser employs reasonable procedures to prevent terminated Employees from accessing records containing personal information.

Protection of Information

The Adviser maintains security standards to protect Clients’ information, whether written, spoken, or electronic. To that end, the Adviser restricts access to nonpublic personal information to Adviser personnel who need to know such information in order to provide services to Clients. All electronic or computer files containing such information is password secured and firewall protected from access by unauthorized persons. The Adviser periodically updates and checks its systems to ensure the protection and integrity of information.

The Adviser also maintains reasonable restrictions upon physical access to records containing personal information, and stores such records in secure facilities.

Maintaining Accurate Information

The Adviser’s goal is to maintain accurate, up to date Client records in accordance with industry standards. The Adviser has procedures in place to keep information current and complete (including the timely correction of inaccurate information).

E-Mail

Should a Client send the Adviser a question or comment via e-mail, the Adviser will share the Client’s correspondence only with those Employees or agents most capable of addressing the Client’s question or concern. All written communications pertaining to such question or comment will be retained by the Adviser until such time as the Adviser believes (in its good faith judgment) that it has provided the Client with a complete and satisfactory response. After that time, the Adviser will either discard the communication or archive it according to the requirements of applicable securities laws.

Please note that, unless expressly advised otherwise, the Adviser’s e-mail facilities do not provide a means for completely secure and private communications. Although every attempt will be made to keep Client information confidential, from a technical standpoint, there is still a risk. For that reason, please do not use e-mail to communicate information to the Adviser that is considered to be confidential. If the Client wishes, communications with the Adviser may be conducted via telephone or by facsimile. Additional security is available to Clients if they equip their Internet browser with 128-bit “secure socket layer” encryption, which provides more secure transmissions.

Disclosure of Privacy Policy

The Adviser recognizes and respects the privacy concerns of its potential, current and former Clients. The Adviser is committed to safeguarding this information. As a member of the financial services industry, the Adviser provides this Privacy Policy for informational purposes to Clients and Employees and will distribute and update it as required by law. The Privacy Policy is also available to upon request.

Violations

The Adviser imposes reasonable disciplinary measures, which may include termination, for violations of its Privacy Policy.

Adopted: February 14, 2017

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Adviser

StrongVest Global Advisors, LLC

131 Plantation Ridge Drive, Suite 100

Mooresville, NC 28117

Sub-Adviser

CWA Asset Management Group, LLC

9130 Galleria Court, Third Floor

Naples, FL 34109

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, DC 20036-1600

CWA Income ETF

Symbol – CWAI

CUSIP – 863418109

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

Updated July 14, 2017

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StrongVest ETF Trust

By (Signature and Title)	/s/ D. Kyle Cerminara
D. Kyle Cerminara, President (Principal Executive Officer)

Date	9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ D. Kyle Cerminara
D. Kyle Cerminara, President (Principal Executive Officer)

Date	9/5/2019

By (Signature and Title)	/s/ John F. Puglia
John F. Puglia, Treasurer (Principal Financial Officer)

Date	9/5/2019

*	Print the name and title of each signing officer under his or her signature.